Summary of Expected Future Benefit Payments (Details) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Principal pension plans [member]
Disclosure of expected future benefit payments [Line Items]
2024	$ 355
2025	374
2026	397
2027	418
2028	441
2029-2033	2,479
Total	4,464
Principal post retirement benefit plan [Member]
Disclosure of expected future benefit payments [Line Items]
2024	20
2025	21
2026	22
2027	23
2028	24
2029-2033	129
Total	239
Other Pension Plans [Member]
Disclosure of expected future benefit payments [Line Items]
2024	161
2025	164
2026	167
2027	169
2028	170
2029-2033	843
Total	$ 1,674